Income tax benefit - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income tax benefit
Loss before income tax:	$ (15,595)	$ (6,811)
Income tax benefit calculated at 25%	(3,899)	(1,703)
Add: Non-deductible expenses	1,401	60
Add: Tax losses not recognised	1,907	781
Add: Accounting expenditure subject to R&D	374	432
Less: R&D tax recovery	(163)	(188)
Income tax benefit	$ (378)	$ (618)
Statutory tax rate	25.00%	25.00%